COMPANY OVERVIEW AND GOING CONCERN (Details Narrative) - USD ($)			3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 15, 2021	Jan. 07, 2021	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Issuance of shares											16,667	266,667
Net loss			$ 224,406	$ 2,664,795	$ 130,397	$ 319,457	$ 253,236	$ 331,303	$ 3,019,598	$ 903,996	$ 1,106,962	$ 1,255,497
Accumulated deficit			7,006,264						7,006,264		3,986,666	$ 2,879,704
Working capital deficit			3,162,237						$ 3,162,237		$ 2,482,996
Giv Bux Global Partners Inc [Member]
Ownership percentage		100.00%
Common Stock [Member]
Issuance of shares						16,667					16,667	266,667
Net loss
Giv Bux Global Partners Inc [Member]
Issuance of shares	78,125,000	78,125,000
Reverse stock split	1-for-20 reverse split
Giv Bux Global Partners Inc [Member] | Common Stock [Member]
Issuance of shares	74,218,050